Restatement	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Restatement

NOTE 8–RESTATEMENT

During the year ended December 31, 2015, the Company determined that all shipping and handling costs were more appropriately recorded in cost of sales. Accordingly, the Company reclassified approximately $116,000 from operating expenses to cost of sales in 2014 to conform with current year presentation.